Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PRAXIS MUTUAL FUNDS
Entity Central Index Key	0000912900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000008547
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class A
Trading Symbol	MIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.92%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 934,742,900
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 1,583,085
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$934,742,900
  Number of Portfolio Holdings534
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$1,583,085
  Portfolio Turnover4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.6%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	30.4%
Corporate Notes	1.0%
Foreign Governments	5.1%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	1.1%
Municipal Bonds	1.1%
U.S. Government Agencies	53.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.2%
FHLB, 5.500%, due 07/15/36	2.2%
FNMA, 5.625%, due 07/15/37	1.7%
FNMA, 6.625%, due 11/15/30	1.5%
FHLB, 3.250%, due 11/16/28	1.3%
FNMA, 2.500%, due 04/1/51	1.3%
FHLB, 4.250%, due 12/10/27	1.2%
FHLMC, 1.297%, due 06/25/30	1.1%
FHLMC, 3.500%, due 09/1/52	1.1%
FHLMC, 4.000%, due 10/1/52	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000035282
Shareholder Report [Line Items]
Fund Name	Praxis Impact Bond Fund
Class Name	Class I
Trading Symbol	MIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Impact Bond Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 934,742,900
Holdings Count | Holding	534
Advisory Fees Paid, Amount	$ 1,583,085
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$934,742,900
  Number of Portfolio Holdings534
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$1,583,085
  Portfolio Turnover4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	5.6%
Commercial Mortgage-Backed Securities	0.0%
Corporate Bonds	30.4%
Corporate Notes	1.0%
Foreign Governments	5.1%
Investment Companies	0.3%
Investment Purchased With The Cash Proceeds From Securities Lending	1.5%
Money Market Funds	1.1%
Municipal Bonds	1.1%
U.S. Government Agencies	53.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
FNMA, 0.875%, due 08/5/30	2.2%
FHLB, 5.500%, due 07/15/36	2.2%
FNMA, 5.625%, due 07/15/37	1.7%
FNMA, 6.625%, due 11/15/30	1.5%
FHLB, 3.250%, due 11/16/28	1.3%
FNMA, 2.500%, due 04/1/51	1.3%
FHLB, 4.250%, due 12/10/27	1.2%
FHLMC, 1.297%, due 06/25/30	1.1%
FHLMC, 3.500%, due 09/1/52	1.1%
FHLMC, 4.000%, due 10/1/52	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000008549
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class A
Trading Symbol	MPLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.09%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.09%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 430,418,983
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 842,837
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$430,418,983
  Number of Portfolio Holdings467
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$842,837
  Portfolio Turnover16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.6%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.4%
Novo Nordisk A/S - ADR	2.0%
ICICI Bank Ltd. - ADR	1.6%
Samsung Electronics Co. Ltd.	1.6%
ASML Holding N.V.	1.6%
HDFC Bank Ltd. - ADR	1.6%
Wipro Ltd. - ADR	1.5%
Chunghwa Telecom Co. Ltd. - ADR	1.4%
Infosys Ltd. - ADR	1.4%
Tencent Holdings Ltd. - ADR	1.3%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000035283
Shareholder Report [Line Items]
Fund Name	Praxis International Index Fund
Class Name	Class I
Trading Symbol	MPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis International Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 430,418,983
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 842,837
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$430,418,983
  Number of Portfolio Holdings467
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$842,837
  Portfolio Turnover16%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	87.6%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.4%
Novo Nordisk A/S - ADR	2.0%
ICICI Bank Ltd. - ADR	1.6%
Samsung Electronics Co. Ltd.	1.6%
ASML Holding N.V.	1.6%
HDFC Bank Ltd. - ADR	1.6%
Wipro Ltd. - ADR	1.5%
Chunghwa Telecom Co. Ltd. - ADR	1.4%
Infosys Ltd. - ADR	1.4%
Tencent Holdings Ltd. - ADR	1.3%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000008551
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class A
Trading Symbol	MVIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 534,807,194
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 616,191
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$534,807,194
  Number of Portfolio Holdings298
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$616,191
  Portfolio Turnover5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.0%
Procter & Gamble Co. (The)	1.9%
Walmart, Inc.	1.6%
Bank of America Corp.	1.5%
Merck & Co., Inc.	1.5%
ConocoPhillips	1.3%
Linde plc	1.3%
LyondellBasell Industries N.V. - Class A	1.1%
Danaher Corp.	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000035284
Shareholder Report [Line Items]
Fund Name	Praxis Value Index Fund
Class Name	Class I
Trading Symbol	MVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Value Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.38%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 534,807,194
Holdings Count | Holding	298
Advisory Fees Paid, Amount	$ 616,191
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$534,807,194
  Number of Portfolio Holdings298
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$616,191
  Portfolio Turnover5%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.2%
Corporate Notes	0.9%
Investment Purchased With The Cash Proceeds From Securities Lending	2.4%
Money Market Funds	0.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Chase & Co.	3.2%
Johnson & Johnson	2.0%
Procter & Gamble Co. (The)	1.9%
Walmart, Inc.	1.6%
Bank of America Corp.	1.5%
Merck & Co., Inc.	1.5%
ConocoPhillips	1.3%
Linde plc	1.3%
LyondellBasell Industries N.V. - Class A	1.1%
Danaher Corp.	1.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000047793
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class A
Trading Symbol	MGNDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 635,913,468
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 683,173
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$635,913,468
  Number of Portfolio Holdings163
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$683,173
  Portfolio Turnover3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	0.9%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	13.2%
NVIDIA Corp.	12.1%
Microsoft Corp.	9.0%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	4.6%
Alphabet, Inc. - Class A	4.5%
Alphabet, Inc. - Class C	3.6%
Eli Lilly & Co.	3.1%
Broadcom, Inc.	2.9%
Tesla, Inc.	2.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000047795
Shareholder Report [Line Items]
Fund Name	Praxis Growth Index Fund
Class Name	Class I
Trading Symbol	MMDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Growth Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 635,913,468
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 683,173
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$635,913,468
  Number of Portfolio Holdings163
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$683,173
  Portfolio Turnover3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Corporate Notes	0.8%
Investment Purchased With The Cash Proceeds From Securities Lending	0.9%
Money Market Funds	0.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	13.2%
NVIDIA Corp.	12.1%
Microsoft Corp.	9.0%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	4.6%
Alphabet, Inc. - Class A	4.5%
Alphabet, Inc. - Class C	3.6%
Eli Lilly & Co.	3.1%
Broadcom, Inc.	2.9%
Tesla, Inc.	2.0%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000047796
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class A
Trading Symbol	MMSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 171,382,665
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 248,817
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$171,382,665
  Number of Portfolio Holdings491
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$248,817
  Portfolio Turnover8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.9%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	21.2%
Money Market Funds	0.2%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fabrinet	0.8%
SPX Technologies, Inc.	0.8%
Abercrombie & Fitch Co. - Class A	0.8%
Bristow Group, Inc.	0.8%
ATI, Inc.	0.7%
Insight Enterprises, Inc.	0.7%
Badger Meter, Inc.	0.7%
CVR Energy, Inc.	0.7%
SPS Commerce, Inc.	0.6%
ScanSource, Inc.	0.6%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000047798
Shareholder Report [Line Items]
Fund Name	Praxis Small Cap Index Fund
Class Name	Class I
Trading Symbol	MMSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 171,382,665
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 248,817
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$171,382,665
  Number of Portfolio Holdings491
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$248,817
  Portfolio Turnover8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	77.9%
Corporate Notes	0.7%
Investment Purchased With The Cash Proceeds From Securities Lending	21.2%
Money Market Funds	0.2%
Rights	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fabrinet	0.8%
SPX Technologies, Inc.	0.8%
Abercrombie & Fitch Co. - Class A	0.8%
Bristow Group, Inc.	0.8%
ATI, Inc.	0.7%
Insight Enterprises, Inc.	0.7%
Badger Meter, Inc.	0.7%
CVR Energy, Inc.	0.7%
SPS Commerce, Inc.	0.6%
ScanSource, Inc.	0.6%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000080567
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Conservative Portfolio
Class Name	Class A
Trading Symbol	MCONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Conservative Portfolio (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 23,740,953
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 5,976
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$23,740,953
  Number of Portfolio Holdings6
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$5,976
  Portfolio Turnover6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	69.9%
Praxis Growth Index Fund - Class I	9.3%
Praxis Value Index Fund - Class I	9.2%
Praxis International Index Fund - Class I	9.1%
Praxis Small Cap Index Fund - Class I	2.5%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000080568
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Balanced Portfolio
Class Name	Class A
Trading Symbol	MBAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Balanced Portfolio (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 93,080,996
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 22,760
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$93,080,996
  Number of Portfolio Holdings6
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$22,760
  Portfolio Turnover6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis Impact Bond Fund - Class I	39.9%
Praxis International Index Fund - Class I	18.1%
Praxis Growth Index Fund - Class I	16.0%
Praxis Value Index Fund - Class I	16.0%
Praxis Small Cap Index Fund - Class I	10.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.
C000080569
Shareholder Report [Line Items]
Fund Name	Praxis Genesis Growth Portfolio
Class Name	Class A
Trading Symbol	MGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Praxis Genesis Growth Portfolio (the "Fund") for the period of January 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.praxismutualfunds.com/resources/prospectuses-and-reports . You can also request this information by contacting us at (800) 977-2947.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 977-2947
Additional Information Website	https://www.praxismutualfunds.com/resources/prospectuses-and-reports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Material Change Date	Jun. 30, 2024
AssetsNet	$ 108,247,243
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 26,411
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$108,247,243
  Number of Portfolio Holdings6
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$26,411
  Portfolio Turnover6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Affiliated Mutual Funds	100.0%
Money Market Funds	0.0%

Largest Holdings [Text Block]

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Praxis International Index Fund - Class I	24.1%
Praxis Growth Index Fund - Class I	20.5%
Praxis Value Index Fund - Class I	20.4%
Praxis Impact Bond Fund - Class I	19.9%
Praxis Small Cap Index Fund - Class I	15.1%

Material Fund Change [Text Block]	No material changes occurred during the period ended June 30, 2024.